File No. 33-24962

Investment Company No. 811-5186

As filed with the Securities and Exchange Commission on April 18, 2005

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No. 51

Registration Statement under the Investment Company Act of 1940

Amendment No. 53

AMERICAN SKANDIA TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Drive, Shelton, Connecticut 06484

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888

(Registrant’s Telephone Number, Including Area Code)

Jonathan D. Shain Esq.

Assistant Secretary

American Skandia Trust

One Corporate Drive, Shelton, Connecticut 06484

(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

☐                                    immediately upon filing pursuant to paragraph (b).

☐                                    on       pursuant to paragraph (b) of rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1).

☒                                    on April 29, 2005 pursuant to paragraph (a)(1).

☐                                    75 days after filing pursuant to paragraph (a)(2).

☐                                    on       pursuant to paragraph (a)(2) of rule 485.

☒                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of the Various Series of American Skandia Trust

(Title of Securities Being Registered)

Parts A, B and C to the American Skandia Trust (the “Trust”) Post-Effective Amendment No. 51 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post Effective Amendment No. 53 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission on February 18, 2005 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Trust is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of 60 days after filing pursuant to paragraph (a)(1).  It is proposed that the Post-Effective Amendment becomes effective on April 29, 2005, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Shelton and State of Connecticut, on the 18th day of April, 2005.

By:	/s/ David R. Odenath
David R. Odenath
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of April, 2005.

Signature	Title

David R. Odenath*	Trustee and President (Principal
David R. Odenath	Executive Officer)

Grace Torres*	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

Saul K. Fenster*	Trustee
Sauk K. Fenster, Ph.D.

Robert F. Gunia*	Trustee
Robert F. Gunia

W. Scott McDonald, Jr.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

Thomas T. Mooney*	Trustee and Chairman
Thomas T. Mooney

Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

John A. Pileski*	Trustee
John A. Pileski

F. Don Schwartz*	Trustee
F. Don Schwartz

*By:	/s/Jonathan D. Shain